BLACKROCK FUNDS V

BlackRock Strategic Income Opportunities Portfolio

Class K Shares

(the “Fund”)

Supplement dated February 26, 2021 to the Summary Prospectus and Prospectus, each dated April 29, 2020

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.46%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.19%
Interest Expense	0.12%
Miscellaneous Other Expenses	0.07%
Other Expenses of the Subsidiary[3]	—
Acquired Fund Fees and Expenses[4]	0.03%
Total Annual Fund Operating Expenses[4]	0.68%
Fee Waivers and/or Expense Reimbursements[2]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.67%

[1]

The management fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds, whether advised by BlackRock or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds (the “Underlying Funds”).

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

[3]

Cayman Strategic Income Opportunities Portfolio II, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$68	$215	$377	$845

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,805% of the average value of its portfolio.

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Investment Strategies of the Fund” are amended to add the following:

The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to add the following:

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

In the section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund,” the risk factor entitled “Illiquid Investments Risk” is deleted in its entirety and replaced with the following:

•

Illiquid Investments Risk — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Subsidiary will also limit its investment in illiquid investments to 15% of its net assets. In applying the illiquid investments restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

The section of the Prospectus captioned “Details about the Fund — How the Fund Invests — Principal Investment Strategies” is amended to add the following:

The Fund may also gain exposure to commodity markets by investing in Cayman Strategic Income Opportunities Portfolio II, Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. BlackRock Advisors, LLC (“BlackRock”) is the manager of the Subsidiary. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Subsidiary to 25% of its total assets.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, BlackRock, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Statement of Additional Information (“SAI”). The Chief Compliance Officer of the Fund oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board of Trustees (the “Board”) regarding the Subsidiary’s compliance with its policies and procedures. The Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Fund.

BlackRock provides investment management and other services to the Subsidiary pursuant to a separate investment management agreement (the “Subsidiary Management Agreement”). BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services pursuant to the Subsidiary Management Agreement. However, the Fund pays BlackRock based on the Fund’s assets, including the assets invested in the Subsidiary. BlackRock has entered into sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited with respect to the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, accounting agent and audit services with the same or with affiliates of the same service providers that provide those services to the Fund.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports. The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

The section of the Prospectus captioned “Details about the Fund — How the Fund Invests — Investment Risks — Principal Risks of Investing in the Fund” is amended to add the following:

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

In the section of the Prospectus captioned “Details about the Fund — How the Fund Invests — Investment Risks — Principal Risks of Investing in the Fund,” the risk factor entitled “Illiquid Investments Risk” is deleted in its entirety and replaced with the following:

•

Illiquid Investments Risk — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Subsidiary will also limit its investment in illiquid investments to 15% of its net assets. In applying the illiquid investments restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

The section in the Prospectus captioned “Management of the Fund — BlackRock” is amended to add the following:

As discussed above, the Fund intends to gain exposure to commodities markets by investing in the Subsidiary. BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s assets, including the assets invested in the Subsidiary.

The section in the Prospectus captioned “Management of the Fund — Dividends, Distributions and Taxes” is amended to add the following:

The Subsidiary will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Subsidiary during that year. Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund anticipates treating the income and gain generated from its investment in the Subsidiary as “qualifying income” for regulated investment company qualification purposes. Gains from the sales of investments by the Subsidiary will not be eligible for capital gains treatment but instead will be treated as ordinary income when included in income by the Fund. Furthermore, the Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually, on such Subsidiary income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year.

Shareholders should retain this Supplement for future reference.

ALLPRO-SIO-K-0221SUP